Series-A Convertible Preferred Stock and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Series-A Convertible Preferred Stock and Warrants

NOTE 8 – SERIES-A CONVERTIBLE PREFERRED STOCK AND WARRANTS

Series-A Convertible Preferred Shares consisted of the following as of March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

5% Series-A preferred stock, $0.0001 par value, 50,000 and 351,000 shares issued and outstanding as of March 31, 2018 and December 31, 2017	$50,000	$351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance	(50,000)	(351,000)
Preferred stock	$-	$-

In October 2017, the Company engaged Garden State Securities to develop potential accredited investors to participate in the Company’s private offering to raise up to $3,000,000 in convertible Preferred Series-A stock. Each unit consisted of (i) three shares of Series-A Convertible Preferred Stock of the Company (the “Series-A”) and (ii) a warrant to purchase 1,936 shares of the Company’s common stock at $1.25 per share (the “Warrants). Each Series-A share is convertible into 1,000 shares of common stock of the Company. Each share is convertible to common stock at a lesser of $1.00 per share or discounted VWAP (80% of the 10 trading days prior to conversion), whichever is lower.

October 24, 2017 FirstFire Global Opportunities Fund LLC (“FirstFire”) purchased 117 Units which consisted of 351,000 shares of Series-A preferred stock and Warrants to purchase 283,140 shares of common stock for $351,000. The Company received a total of $295,410 after fees and expenses. The Series-A offering was terminated after this issuance.

The Series-A will automatically convert into common shares if (i) the Company’s Common Stock trades at a price equal to or greater than 250% of the Series-A Conversion Price for ten (10) consecutive Trading Days, (ii) the Conversion Shares are eligible for resale pursuant to an effective registration statement or Rule 144 without any limitations, and (iii) the average trading volume for the Company’s Common Stock during the same ten (10) consecutive Trading Day period is equal to or greater than 125,000 shares of the Company’s Common Stock, then all outstanding shares of Series-A Preferred Stock shall, automatically, and without the payment of additional consideration by the Series-A Investor, and without any notice to the Series-A Investor be converted into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Stated Value per share plus accrued and unpaid dividends thereon by the Series-A Conversion Price then in effect. The purchase of the Series-A had registration rights to have the Company register the underlying common shares, and such registration statement was declared effective in January 2018. As part of the offering, the Company also granted First Fire a right to refuse or participate in any future debt or equity offering. The registration statement was filed in December 2017 and declared effective in January 2018.

As part of the issuance, the Company initially granted warrants to purchase 226,512 shares of common stock to FirstFire. The Company subsequently issued 56,628 additional warrants to First Fire as part of the offering, bringing the total warrants issued to them to 283,140. The warrants are exercisable at $1.25 per share and will expire in five years. The exercise price, and the number of warrants to be issued, are subject to adjustment. The exercise price of the warrants is subject to a reset provision (down round protection) in the event the Company issues similar debt or equity instruments with a price lower than $1.25 per share. The number of warrants shall also be increased upon the occurrence of certain events.

The Company considered the accounting guidance and determined the appropriate treatment is to account the Series-A conversion feature as a liability since the instrument is convertible into a variable number of shares (i.e. the conversion price continuously reset) and that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. Furthermore, the Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future offerings or events. As such, the Company determined that the conversion feature of the Series-A preferred stock had a fair value of $564,000 at issuance, and the fair value of 283,140 warrants had a fair value of $338,358 at issuance, which created a derivative with an aggregate fair value of $902,358 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the preferred as a reduction of the fair value of the preferred stock of $295,410, and the excess of $606,948 was recorded as a deemed dividend and a charge to paid in capital during the year ended December 31, 2017.

In November 2017, FirstFire informed the Company that it was exercising its right to participate in the YPL debt offering described in Note 7. However, YPL refused and threatened to back out of the offering if FirstFire was included in it. The YPL debt offering was consummated without FirstFire. In December 2017, as a settlement with FirstFire for not to exercising its right to participate in the YPL debt offering, the Company granted FirstFire warrants to purchase 166,860 shares of common stock at $1.00 per share. The warrant contained “down-round/reset” provisions (both exercise price and number of shares) in the event the Company issues similar instrument at a price lower than $1.25 per shares, and as such, is subject to derivative liability accounting. The Company determined that the issuance of these additional warrants was part of a negotiated settlement with FirstFire, and recorded the fair value of the warrant of $199,000 as a liability and as a financing cost during the year ended December 31, 2017.

The Company also considered the guidance of ASC 480-10-S99-3A, and determined that as redemption is outside control of the issuer as the conversion price not fixed, such preferred shares should be recognized outside of permanent equity.

During the three-month ended March 31, 2018, amortization of the discount relating to fair value of conversion feature and warrants granted upon issuance was $301,000 and was recorded as a financing cost. The unamortized balance of the discount was $50,000 and $351,000 as of March 31, 2018 and December 31, 2017.

During the three months ended March 31, 2018, 301,000 Series-A shares were converted into 316,050 shares of the Company’s common stock (See Note 10).

Subsequent to March 31, 2018, the Company received a Notice of Conversion from the Series A-Investor (see Note 12), pursuant to which the Series-A Investor elected to convert all of the remaining outstanding Series-A into common shares of the Company. Upon the conversion of the balance of the Series-A, the Company issued 52,500 shares of common stock. Upon the conversion by the Series-A Investor, no Series-A were outstanding.

NOTE 8 – SERIES-A CONVERTIBLE PREFERRED STOCK AND WARRANTS

Series-A Convertible Preferred Shares Subscription Agreement consisted of the following as of December 31, 2017:

Amount
5% Series-A preferred stock, $0.0001 par value, 351,000 shares issued and outstanding	$351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance	(351,000)
Preferred stock	$-

In October 2017, the Company engaged Garden State Securities to develop potential accredited investors to participate in the Company’s private offering to raise up to $3,000,000 in convertible Preferred Series-A stock. Each unit consisted of (i) three shares of Series-A Convertible Preferred Stock of the Company (the “Series-A”) and (ii) a warrant to purchase 1,936 shares of the Company’s common stock at $1.25 per share (the “Warrants). Each Series-A share is convertible into 1,000 shares of common stock of the Company. Each share is convertible to common stock at a lesser of $1.00 per share or discounted VWAP (80% of the 10 trading days prior to conversion), whichever is lower.

October 24, 2017 FirstFire Global Opportunities Fund LLC (“FirstFire”) purchased 117 Units which consisted of 351,000 shares of Series-A preferred stock and Warrants to purchase 283,140 shares of common stock for $351,000. The Company received a total of $295,410 after fees and expenses. The Series-A offering was terminated after this issuance without the Minimum Amount being raised.

The Series-A will automatically convert if (i) the Company’s Common Stock trades at a price equal to or greater than 250% of the Series-A Conversion Price for ten (10) consecutive Trading Days, (ii) the Conversion Shares are eligible for resale pursuant to an effective registration statement or Rule 144 without any limitations, and (iii) the average trading volume for the Company’s Common Stock during the same ten (10) consecutive Trading Day period is equal to or greater than 125,000 shares of the Company’s Common Stock, then all outstanding shares of Series-A Preferred Stock shall, automatically, and without the payment of additional consideration by the Series-A Investor, and without any notice to the Series-A Investor be converted into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Stated Value per share plus accrued and unpaid dividends thereon by the Series-A Conversion Price then in effect. The purchase of the Series-A had registration rights to have the Company register the underlying common shares, and such registration statement was declared effective in January 2018. As part of the offering, the Company also granted First Fire a right to refuse or participate in any future debt or equity offering. The registration statement was filed in December 2017 and declared effective in January 2018.

As part of the issuance, the Company initially granted warrants to purchase 226,512 shares of common stock to FirstFire. The Company subsequently issued 56,628 additional warrants to First Fire as part of the offering, bringing the total warrants issued to them to 283,140. The warrants are exercisable at $1.25 per share and will expire in five years. The exercise price, and the number of warrants to be issued, are subject to adjustment. The exercise price of the warrants is subject to a reset provision (down round protection) in case the Company will issue similar debt or equity instruments with price lower than $1.25 per share. The number of warrants shall also be increased upon the occurrence of certain events.

The Company considered the accounting guidance and determined the appropriate treatment is to account the Series-A conversion feature as a liability since the instrument is convertible into a variable number of shares (i.e. the conversion price continuously reset) and that the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. Furthermore, the Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future offerings or events. As such, the Company determined that the conversion feature of the Series-A preferred stock had a fair value of $564,000 at issuance, and the fair value of 283,140 warrants had a fair value of $338,358 at issuance, which created a derivative with an aggregate fair value of $902,358 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the preferred as a reduction of the fair value of the preferred stock of $295,410, and the excess of $606,948 is being recorded as a deemed dividend and a charge to paid in capital. The Company will revalue these liabilities each reporting period.

In November 2017, FirstFire informed the Company that it was exercising its right to participate in the YPL debt offering described in Note 7, however, YPL refused and threatened to back out of the offering if FirstFire was included in it. The YPL debt offering was consummated without FirstFire. In December 2017, as a settlement with FirstFire for not to exercising its right to participate in the YPL debt offering, the Company granted FirstFire warrants to purchase 166,860 shares of common stock at $1.00 per share. The warrant contained down-round/reset provision (both exercise price and number of shares) in case the Company will issue similar instrument at a price lower than $1.25 per shares, and as such, is subject to derivative liability accounting. The Company determined that the issuance of these additional warrants was part of a negotiated settlement with FirstFire, and recorded the fair value of the warrant of $199,000 as a liability and as a financing cost.

The Company also considered the guidance of ASC 480-10-S99-3A, and determined that as redemption is outside control of the issuer as the conversion price not fixed, such preferred shares should be recognized outside of permanent equity.